As Filed with the U.S. Securities and Exchange Commission on April 12, 2019

1933 Act File No. 333-221045
1940 Act File No. 811-23305

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 19 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 21 ☒
(Check appropriate box or boxes.)
__________________
American Century ETF Trust
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 11, 2019 at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, this Post-Effective Amendment No. 19 is being filed for the sole purpose of designating a new effective date, May 11, 2019, for the Registrant’s Post-Effective Amendment No. 3 previously filed on June 18, 2018 pursuant to Rule 485(a) (the “Amendment”).

The effectiveness of the Amendment was previously delayed pursuant to Rule 485(b)(1)(iii) as follows: Post-Effective Amendment No. 7 filed on August 31, 2018, Post-Effective Amendment No. 10 filed on September 28, 2018, Post-Effective Amendment No. 11 filed on October 26, 2018, Post-Effective Amendment No. 12 filed on November 23, 2018, Post-Effective Amendment No. 13 filed on December 21, 2018, Post-Effective Amendment No. 16 filed on January 18, 2019, Post-Effective Amendment No. 17 filed on February 15, 2019, and Post-Effective Amendment No. 18 filed on March 15, 2019.

This Post-Effective Amendment No. 19 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 12th day of April, 2019.

American Century ETF Trust

By:	* _________________________________
Jonathan S. Thomas
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _____________________________	Chairman, Trustee and President	April 12, 2019
Jonathan S. Thomas

* _____________________________	Chief Financial Officer and Treasurer	April 12, 2019
R. Wes Campbell

* _____________________________	Trustee	April 12, 2019
Reginald M. Browne

* _____________________________	Trustee	April 12, 2019
Ronald J. Gilson

* _____________________________	Trustee	April 12, 2019
Barry A. Mendelson

* _____________________________	Trustee	April 12, 2019
Stephen E. Yates

*By:	/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Attorney in Fact
Pursuant to Power of Attorney, dated September 12, 2018 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 14 to the Registration Statement of American Century ETF Trust on December 28, 2018, File No. 333-221045, and incorporated herein by reference).
Secretary’s Certificate, dated September 12, 2018 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 14 to the Registration Statement of American Century ETF Trust on December 28, 2018, File No. 333-221045, and incorporated herein by reference).